Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Mexico ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 15.9%
Banco del Bajio SA(a)	9,699,055	$25,337,756
Grupo Financiero Banorte SAB de CV, Class O	23,693,966	209,453,878
Grupo Financiero Inbursa SAB de CV, Class O	19,951,721	50,002,741
Regional SAB de CV	3,004,765	23,367,640
		308,162,015
Beverages — 13.6%
Arca Continental SAB de CV	5,576,978	61,322,030
Coca-Cola Femsa SAB de CV	3,401,666	32,308,461
Fomento Economico Mexicano SAB de CV	16,036,808	170,612,257
		264,242,748
Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	6,351,455	13,871,295
Chemicals — 1.2%
Alpek SAB de CV	10,124,119	5,616,391
Controladora Alpek SAB de CV, NVS(b)	56,182,991	9,124,377
Orbia Advance Corp. SAB de CV(c)	13,782,941	9,365,806
		24,106,574
Construction Materials — 5.4%
Cemex SAB de CV, NVS	124,721,903	85,394,250
GCC SAB de CV	2,066,833	19,221,249
		104,615,499
Consumer Finance — 1.4%
Gentera SAB de CV	13,627,343	26,852,807
Consumer Staples Distribution & Retail — 9.8%
Grupo Comercial Chedraui SA de CV	3,055,284	22,104,970
La Comer SAB de CV	4,727,797	10,230,235
Wal-Mart de Mexico SAB de CV	47,817,307	157,040,754
		189,375,959
Diversified REITs — 2.8%
Concentradora Fibra Danhos SA de CV	6,589,642	9,570,541
Fibra Uno Administracion SA de CV	32,129,382	45,205,756
		54,776,297
Diversified Telecommunication Services — 0.8%
Operadora De Sites Mexicanos SAB de CV, Class A1(c)	16,783,707	16,068,954
Food Products — 5.7%
Alfa SAB de CV, Class A	41,093,262	32,097,490
Gruma SAB de CV, Class B	2,051,305	38,656,037
Grupo Bimbo SAB de CV, Series A, Class A(c)	14,392,212	40,224,882
		110,978,409
Hotels, Restaurants & Leisure — 0.9%
Alsea SAB de CV	6,712,135	16,749,192
Household Products — 1.6%
Kimberly-Clark de Mexico SAB de CV, Class A	17,430,553	30,959,092
Industrial Conglomerates — 2.0%
Grupo Carso SAB de CV, Series A1, Class A1	6,238,722	39,762,364
Industrial REITs — 3.2%
FIBRA Macquarie Mexico(a)	10,353,202	17,000,902
Prologis Property Mexico SA de CV	11,654,173	44,613,443
		61,614,345
Insurance — 1.3%
Qualitas Controladora SAB de CV	2,384,018	25,789,578
Security	Shares	Value
Media — 1.5%
Grupo Televisa SAB, CPO	32,308,735	$12,493,066
Megacable Holdings SAB de CV, CPO	6,196,611	16,459,549
		28,952,615
Metals & Mining — 10.4%
Grupo Mexico SAB de CV, Series B, Class B	28,267,513	154,978,724
Industrias Penoles SAB de CV(b)	2,244,169	47,431,153
		202,409,877
Passenger Airlines — 0.4%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)(c)	17,105,234	8,219,261
Pharmaceuticals — 0.6%
Genomma Lab Internacional SAB de CV, Class B	10,094,184	11,704,382
Real Estate Management & Development — 1.5%
Corp Inmobiliaria Vesta SAB de CV	10,068,051	29,026,882
Transportation Infrastructure — 11.2%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	3,253,357	40,235,887
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,857,059	88,678,949
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,947,139	62,486,939
Promotora y Operadora de Infraestructura SAB de CV	2,296,795	25,786,249
		217,188,024
Wireless Telecommunication Services — 7.2%
America Movil SAB de CV, Series B, Class B	164,384,822	138,908,395
Total Long-Term Investments — 99.1% (Cost: $2,121,210,388)		1,924,334,564
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	24,192,576	24,202,253
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	780,000	780,000
Total Short-Term Securities — 1.3% (Cost: $24,980,581)		24,982,253
Total Investments — 100.4% (Cost: $2,146,190,969)		1,949,316,817
Liabilities in Excess of Other Assets — (0.4)%		(7,825,550)
Net Assets — 100.0%		$1,941,491,267

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Mexico ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,678,121	$17,530,102 (a)	$—	$(3,067)	$(2,903)	$24,202,253	24,192,576	$127,510 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	730,000	50,000 (a)	—	—	—	780,000	780,000	30,663	—
				$(3,067)	$(2,903)	$24,982,253		$158,173	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mexican BOLSA Index	466	06/20/25	$13,912	$(108,283)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,924,334,564	$—	$—	$1,924,334,564
Short-Term Securities
Money Market Funds	24,982,253	—	—	24,982,253
	$1,949,316,817	$—	$—	$1,949,316,817

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Mexico ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(108,283)	$—	$—	$(108,283)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares